LEGAL AND OTHER PROVISIONS - Roll-forward of legal provisions (Details) $ in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2018 COP ($)		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of provisions for legal and others
Beginning Balance	$ 692,615	[1]			$ 692,615	[1]	$ 620,356		$ 600,227
Impact of the adoption of IFRS 9	16,217
Provisions increase during the period					289,159		255,019		395,616
Use of provisions					(222,112)		(132,655)		(332,735)
Amounts reversed due to provisions not utilized					(84,414)		(50,329)		(43,187)
Reclassification									435
Exchange differences					3,823		224
Ending Balance	708,832		$ 214.0		695,288		692,615	[1]	620,356
For Legal
Disclosure of provisions for legal and others
Beginning Balance	165,353				165,353		155,749		148,314
Provisions increase during the period					98,473		32,670		32,405
Use of provisions					(73,086)		(15,012)		(13,143)
Amounts reversed due to provisions not utilized					(64,562)		(7,870)		(12,938)
Reclassification									1,111
Exchange differences					(249)		(184)
Ending Balance	165,353				125,929		165,353		155,749
Other provisions
Disclosure of provisions for legal and others
Beginning Balance	527,262				527,262		464,607		451,913
Impact of the adoption of IFRS 9	16,217
Provisions increase during the period					190,686		222,349		363,211
Use of provisions					(149,026)		(117,643)		(319,592)
Amounts reversed due to provisions not utilized					(19,852)		(42,459)		(30,249)
Reclassification									(676)
Exchange differences					4,072		408
Ending Balance	$ 543,479				$ 569,359		$ 527,262		$ 464,607

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.